Significant Accounting Policies - Schedule of Group Obligations Associated with Guarantee Liabilities Prior To Adoption of ASC 326 (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Increase in guarantee liabilities				¥ 1,493,860
Increase in guarantee receivables	¥ (292,760)	$ (45,940)	¥ (274,799)	981,449
ASC 460
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Increase in guarantee liabilities				1,300,000
Increase in guarantee receivables				¥ 800,000